INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
ScheduleOfComponentsOfIncomeTaxExpenseBenefit
Income tax expense consists of the following (in thousands):

	Year Ended December 31,
	2024	2023
Current expense (benefit):
Federal	$—	$—
State	—	—

Total current expense (benefit):	$—	$—
Deferred expense (benefit):
Federal	$13,004	$11,207
State	3,181	3,361
Foreign	741	—

Deferred tax benefit	16,926	14,568
Less change in valuation allowance	(16,926)	(14,568)

Total income tax expense (benefit)	$—	$—

ScheduleOfEffectiveIncomeTaxRateReconciliation	The provision for income taxes differs from the amount expected by applying the federal statutory rate to the loss before taxes as follows:

	Year Ended December 31,
	2024	2023
Federal statutory income tax rate	21.0%	21.0%
State income taxes	5.5%	7.8%
Foreign rate differential	0.1%	0.1%
Permanent differences	0.4%	1.1%
Equity-based compensation	1.3%	(0.4)%
Preferred stock liability fair value adjustment	(1.3)%	—%
Tax credits	2.2%	4.4%
Change in valuation allowance	(29.2)%	(34.0)%

Effective income tax rate	—%	—%

ScheduleOfDeferredTaxAssetsAndLiabilities
The components of the Company’s net deferred tax assets and liabilities as of December 31, 2024 and 2023, were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets
Net operating loss carryforward	$109,392	$11,392
Research credits	13,946	4,336
Lease liability	660	817
Capitalized research and development expenses	40,742	14,595
Accruals & other	863	1,027
Amortization	3,555	—
Stock-based compensation	2,112	—

Total deferred tax assets	171,270	32,167

Valuation allowance	(170,177)	(30,228)

Net deferred tax assets	$1,093	$1,939

Deferred tax liabilities
Depreciation	$(485)	$(1,210)
Right of use asset	(608)	(729)

Total deferred tax liabilities	(1,093)	(1,939)

Net deferred tax assets (liability)	$—	$—